SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating segments (Details)	9 Months Ended
Sep. 30, 2025 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segment	1
Number of reportable segments	1